Cover	Sep. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-41282
Entity Registrant Name	SUNSHINE BIOPHARMA INC.
Entity Central Index Key	0001402328
Entity Tax Identification Number	20-5566275
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	333 Las Olas Way
Entity Address, Address Line Two	CU4 Suite 433
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(954)
Local Phone Number	330-0684
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SBFM
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants [Member]
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	SBFMW
Security Exchange Name	NASDAQ